Inverse SP 500 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(28.44%)	(24.49%)	(28.19%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(30.22%)	(25.61%)	(28.73%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(16.83%)	(15.93%)	(12.43%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(30.73%)	(24.66%)	(27.99%)

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.